As filed with the Securities and Exchange Commission on November 29, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Semi-Annual Report
September 30, 2022
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Report 2022
Table of Contents
Portfolio Composition 1
Schedules of Portfolio Investments 2
Statements of Assets and Liabilities 25
Statements of Operations 27
Statements of Changes in Net Assets 29
Financial Highlights 31
Notes to Financial Statements 33
Additional Fund Information 42
Investment Advisory Agreement Approval 44

PORTFOLIO COMPOSITION*
September 30, 2022 (Unaudited)
Semi-Annual Report 2022

* Portfolio composition is as of September 30, 2022 and is subject to change.
Short-Intermediate Bond Fund
Percentage of
Total Investments
Corporate Bonds 29.3%
Asset Backed Securities 22.9%
U.S. Treasury Securities 18.8%
Non-Agency Commercial Mortgage Backed Securities 15.6%
Non-Agency Residential Mortgage Backed Securities 8.5%
U.S. Government Mortgage Backed Securities 2.7%
Municipals 1.4%
Short-Term Investments 0.6%
Preferred Stocks 0.2%
100.0%
Income Fund
Percentage of
Total Investments
Corporate Bonds 27.2%
U.S. Government Mortgage Backed Securities 22.9%
U.S. Treasury Securities 19.7%
Asset Backed Securities 10.2%
Non-Agency Residential Mortgage Backed Securities 9.8%
Non-Agency Commercial Mortgage Backed Securities 8.4%
Municipals 1.6%
Short-Term Investments 0.2%
100.0%
Nebraska Tax-Free Fund
Percentage of
Total Investments
Municipals 97.0%
Short-Term Investments 1.6%
U.S. Government Mortgage Backed Securities 1.4%
100.0%
Balanced Fund
Percentage of
Total Investments
Information Technology 16.2%
Government Securities 14.9%
Financials 10.8%
Health Care 9.0%
Consumer Discretionary 7.7%
Industrials 7.4%
Communication Services 6.0%
Asset Backed Securities 4.6%
Consumer Staples 4.6%
Short-Term Investments 4.5%
Non-Agency Commercial Mortgage Backed Securities 4.0%
Real Estate 2.2%
Energy 2.1%
Utilities 2.1%
Materials 1.6%
Non-Agency Residential Mortgage Backed Securities 1.6%
U.S. Government Mortgage Backed Securities 0.7%
100.0%
Small/Mid Cap Fund
Percentage of
Total Investments
Industrials 19.5%
Information Technology 19.4%
Financials 15.8%
Health Care 11.6%
Consumer Discretionary 10.1%
Real Estate 6.0%
Materials 4.1%
Energy 4.0%
Consumer Staples 3.7%
Utilities 2.7%
Communication Services 2.0%
Short-Term Investments 1.1%
100.0%
Small Company Fund
Percentage of
Total Investments
Industrials 19.0%
Financials 17.4%
Information Technology 16.1%
Health Care 13.1%
Consumer Discretionary 12.1%
Real Estate 6.3%
Energy 4.3%
Utilities 3.1%
Materials 3.0%
Consumer Staples 2.7%
Communication Services 1.6%
Short-Term Investments 1.3%
100.0%

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 46.8%
Asset Backed Securities - 22.8%
$ 831,794 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 806,195
1,667,136 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,607,032
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,850,830
1,470,307 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,413,098
2,380,000 Amur Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 2,365,612
1,615,656 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 1,569,093
1,240,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,200,652
1,154,825 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 1,113,892
2,100,000 CCG Receivables Trust, 3.91%,
07/16/29 (a) 2,075,747
559,662 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 548,167
2,112,556 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,876,446
1,267 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(b) 1,265
772,331 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 722,505
562,671 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 496,007
504,917 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 494,108
401,197 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 384,953
447,673 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 442,244
1,190,000 DLLMT, LLC, 1.00%, 07/21/25 (a) 1,122,894
810,794 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 697,765
1,779,005 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,580,025
459,300 Freed ABS Trust, 1.41%, 03/20/28 (a) 454,040
140,760 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 3.70%,
08/25/48 (a)(c) 139,753
1,436,568 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
3.11%, 08/25/70 (c) 1,387,289
68,083 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 68,032
1,289,900 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 1,081,065
Principal
Amount
Security
Description Value
$ 1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 4.42%,
10/15/31 (a)(c) $ 1,287,770
736,378 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 720,956
1,000,000 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 968,734
1,293,501 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 3.65%, 09/25/61 (c) 1,263,243
1,195,554 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,056,179
103,309 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 103,212
1,081,865 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 1,035,655
1,755,000 PenFed Auto Receivables Owner Trust
2022-A, 3.96%, 04/15/26 (a) 1,729,189
110,465 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
4.23%, 12/24/33 (a)(c) 106,680
27,610 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
4.06%, 12/24/33 (a)(c) 27,380
297,019 Progress Residential Trust, 2.27%,
09/17/36 (a) 280,717
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 831,837
1,753,448 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,512,424
1,026,923 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 3.78%,
10/25/22 (c) 999,199
888,879 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 4.43%,
04/15/29 (c) 888,062
513,836 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 4.48%,
07/25/23 (c) 511,484
639,580 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 4.28%,
04/25/23 (c) 634,512
671,663 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 650,245
737,870 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 627,047
545,224 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 529,307
923,281 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 768,729

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 582,497 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) $ 550,589
460,030 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
4.28%, 06/25/33 (a)(c) 459,976
1,827,096 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,804,281
223,806 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 205,780
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,275,816
2,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 2,091,136
49,418,848
Non-Agency Commercial Mortgage Backed Securities - 15.6%
1,548,699 BANK 2019-BNK16, 3.93%, 02/15/52 1,527,164
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,758,620
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 4.07%, 02/15/29 (a)(c) 1,567,230
1,475,000 BX Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 09/15/36 (a)(c) 1,382,644
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 3.72%, 10/15/36 (a)(c) 901,206
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 3.67%, 11/15/38 (a)(c) 825,542
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 3.52%, 01/15/34 (a)(c) 490,501
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 3.47%, 08/15/36 (a)(c) 1,886,009
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 873,780
1,070,888 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,024,747
888,648 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 876,982
907,637 COMM Mortgage Trust Interest Only
REMIC, 1.12%, 03/10/46 (b) 24
203,015 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 200,358
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 3.62%,
02/15/38 (a)(c) 1,543,236
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 10/15/36 (a)(c) 1,696,647
652,616 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(b) 7
354,539 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 337,426
Principal
Amount
Security
Description Value
$ 457,368 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 $ 442,908
277,954 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 268,497
515,843 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 495,734
1,246,471 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,171,130
624,883 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 3.37%,
12/15/37 (a)(c) 599,812
1,772,192 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 3.77%,
08/15/38 (a)(c) 1,680,339
610,000 MED Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 11/15/38 (a)(c) 585,549
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
3.62%, 04/15/38 (a)(c) 962,452
1,102,832 MHP 2022-MHIL, 3.66%, 01/15/27 (a)
(c) 1,053,136
1,130,265 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,084,805
671,734 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.08%, 12/15/48 (b) 635
441,221 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 434,390
750,000 Ready Capital Mortgage Financing,
LLC, 3.95%, 01/25/37 (a)(c) 739,865
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 3.39%, 07/15/36 (a)(c) 1,647,626
791,434 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 718,904
655,529 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 565,703
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 853,616
1,290,000 TRTX Issuer, Ltd., 3.94%, 02/15/39 (a)
(c) 1,264,056
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 3.72%, 07/15/39 (a)(c) 1,380,310
1,150,470 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 900,423
33,742,013
Non-Agency Residential Mortgage Backed Securities - 8.4%
823,466 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 738,784

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 139,116 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 3.95%, 12/25/33 (a)(c) $ 131,244
92,821 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 5.44%, 05/28/44 (c) 92,669
445,554 BRAVO Residential Funding Trust,
3.03%, 11/25/69 (a)(c) 440,152
902,869 BRAVO Residential Funding Trust,
3.03%, 01/25/70 (a)(c) 892,417
423,716 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 402,927
389,080 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 331,947
970,521 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 942,460
457,886 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(b) 444,008
1,124,980 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(b) 1,081,855
451,458 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 437,190
567,782 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 537,587
48,510 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 45,620
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,117
253,726 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 236,009
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 4.21%,
02/25/33 (c) 154,654
178,784 CSMLT Trust, 3.00%, 10/25/30 (a)(b) 164,307
1,435,844 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 1,387,801
545,861 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 512,849
254,722 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (b) 249,636
64,989 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(b) 63,994
128,709 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(b) 128,101
376,937 MFRA Trust, 1.79%, 08/25/49 (a)(b) 364,612
488,672 MFRA Trust, 0.85%, 01/25/56 (a)(b) 449,852
616,701 MFRA Trust, 3.91%, 04/25/66 (a)(d) 583,475
Principal
Amount
Security
Description Value
$ 364,339 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) $ 360,484
325,640 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 314,420
29,466 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 27,453
48,749 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 45,766
81,743 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 76,024
579,477 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 549,172
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 9.10%, 12/31/22 (c) 8,534
23 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (b) 23
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/22 5,218
875,439 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 833,133
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 604,659
1,035,273 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 992,234
974,057 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 908,393
143,509 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 139,069
263,313 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 258,074
995,036 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 923,275
1,136,572 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 1,015,450
308,129 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 303,430
50,887 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(b) 50,414
18,230,492
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $107,676,941) 101,391,353
Corporate Bonds - 29.2%
Communication Services - 2.4%
2,364,000 AT&T, Inc., 1.70%, 03/25/26 2,102,279
750,000 Meta Platforms, Inc., 3.50%,
08/15/27 (a) 701,335
885,000 Netflix, Inc., 4.38%, 11/15/26 835,471
1,000,000 The Walt Disney Co., 1.75%, 01/13/26 905,317

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 738,000 Verizon Communications, Inc., 1.68%,
10/30/30 $ 553,081
5,097,483
Consumer Discretionary - 5.9%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 975,956
283,000 Dollar General Corp., 3.25%, 04/15/23 282,634
1,660,000 Dollar General Corp., 3.88%, 04/15/27 1,568,755
950,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 845,876
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 648,380
1,875,000 Lennar Corp., 4.50%, 04/30/24 1,840,155
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 983,580
1,826,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,760,350
547,000 Newell Brands, Inc., 4.10%, 04/01/23 546,722
1,325,000 Newell Brands, Inc., 4.45%, 04/01/26 1,219,000
265,000 Starbucks Corp., 3.10%, 03/01/23 263,535
1,819,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,811,324
12,746,267
Consumer Staples - 1.4%
400,000 Cargill, Inc., 3.50%, 04/22/25 (a) 385,784
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 443,300
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,123,432
2,952,516
Financials - 9.3%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 629,627
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (b) 750,501
1,485,000 Bank of America Corp., MTN, 2.02%,
02/13/26 (b) 1,361,274
2,145,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 1,826,251
2,115,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,042,386
2,420,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,093,141
2,305,000 Morgan Stanley, 2.19%, 04/28/26 (b) 2,114,323
418,000 National Retail Properties, Inc., 4.00%,
11/15/25 399,596
947,000 National Retail Properties, Inc., 3.60%,
12/15/26 875,331
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,338,496
1,936,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 1,882,760
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (b) 2,747,107
Principal
Amount
Security
Description Value
$ 1,915,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) $ 1,826,384
420,000 Wells Fargo & Co., 3.75%, 01/24/24 413,448
20,300,625
Industrials - 5.3%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,929,447
2,125,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,075,229
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,208,883
1,450,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,286,898
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,780,111
2,208,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,094,337
11,374,905
Information Technology - 3.9%
900,000 eBay, Inc., 3.45%, 08/01/24 876,007
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 2,155,821
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,161,483
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,134,571
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,249,943
8,577,825
Materials - 0.8%
1,765,000 The Mosaic Co., 4.25%, 11/15/23 1,750,550
Utilities - 0.2%
430,000 PacifiCorp, 2.95%, 06/01/23 424,593
Total Corporate Bonds (Cost $68,556,282) 63,224,764
Government & Agency Obligations - 22.8%
GOVERNMENT SECURITIES - 20.1%
Municipals - 1.4%
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 501,194
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 228,256
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 213,660
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 341,466
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,258,536
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 203,454
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 156,719

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 $ 146,994
3,050,279
U.S. Treasury Securities - 18.7%
8,950,000 U.S. Treasury Note, 2.75%, 11/15/23 8,795,123
10,650,000 U.S. Treasury Note, 2.13%, 11/30/24 10,179,902
16,630,000 U.S. Treasury Note, 2.13%, 05/15/25 15,752,378
6,580,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 5,806,079
40,533,482
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.7%
Federal Home Loan Mortgage Corp. - 1.4%
280,766 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 261,604
354,006 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 347,795
1,455,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,421,593
347,473 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 57,798
108,419 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 11,019
99,340 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 13,064
226,758 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 223,538
832,128 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 783,639
3,120,050
Federal National Mortgage Association - 0.1%
110,991 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 108,014
182,573 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (b) 3,133
111,147
Government National Mortgage Association - 1.2%
1,318,509 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,317,802
150,023 Government National Mortgage
Association #559220, 7.00%,
01/15/33 150,104
103,860 Government National Mortgage
Association #610022, 5.60%,
08/15/34 103,872
320,799 Government National Mortgage
Association #632798, 5.13%,
11/15/34 320,771
Principal
Amount
Security
Description Value
$ 471,289 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 $ 477,494
218,515 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (b) 210,394
2,580,437
Total Government & Agency Obligations (Cost
$51,787,351) 49,395,395
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 10/31/22), 9.03% (b)(e) 409,750
Total Preferred Stocks (Cost $564,327) 409,750
Short-Term Investments - 0.6%
Investment Company - 0.6%
1,213,411 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (f) 1,213,411
Total Short-Term Investments (Cost $1,213,411) 1,213,411
Investments, at value - 99.6% (Cost $229,798,312) 215,634,673
Other assets in excess of liabilities - 0.4% 964,569
NET ASSETS - 100.0% $ 216,599,242
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2022, the aggregate value of these liquid securities were
$99,552,075 or 46.0% of net assets.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2022.
(c) Floating rate security. Rate presented is as of September 30, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2022.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
ABS Asset Backed Security
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 28.3%
Asset Backed Securities - 10.2%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 818,518
555,712 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 535,677
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 366,501
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,142,662
560,474 Capital Automotive, 1.44%,
08/15/51 (a) 477,183
872,877 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 750,909
982,510 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 866,104
442,840 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 386,384
901,614 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 792,465
571,107 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 487,879
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 786,382
900,536 Home Partners of America Trust,
2.20%, 01/17/41 (a) 771,952
573,429 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 484,443
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 4.42%,
10/15/31 (a)(b) 1,096,398
384,471 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 347,839
691,735 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 609,300
100,840 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
4.23%, 12/24/33 (a)(b) 97,385
813,070 Progress Residential Trust, 1.52%,
07/17/38 (a) 702,648
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 368,542
831,663 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 3.78%,
10/25/22 (b) 809,211
1,202,368 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 4.43%,
04/15/29 (b) 1,201,262
296,887 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 4.28%,
04/25/23 (b) 294,535
Principal
Amount
Security
Description Value
$ 394,237 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 381,666
123,878 Social Professional Loan Program,
2.34%, 04/25/33 (a) 121,691
655,633 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 647,447
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 511,776
1,361,600 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,122,984
1,632,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,433,922
18,413,665
Non-Agency Commercial Mortgage Backed Securities - 8.4%
1,200,000 American Tower Trust I, 3.07%,
03/15/23 (a) 1,191,672
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (a)(c) 1,050,676
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 862,608
1,255,000 BX Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 09/15/36 (a)(b) 1,176,419
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 3.72%, 10/15/36 (a)(b) 189,728
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 830,679
907,637 COMM Mortgage Trust Interest Only
REMIC, 1.12%, 03/10/46 (c) 24
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 849,069
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 3.70%, 11/15/36 (a)(b) 758,347
988,503 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 10
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,362,386
600,000 MED Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 11/15/38 (a)(b) 575,950
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
3.67%, 05/15/38 (a)(b) 1,278,510
905,216 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 871,775
835,402 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 758,843
505,694 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 436,399
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 562,925

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 $ 798,202
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,434,171
38,433 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 38,351
15,026,744
Non-Agency Residential Mortgage Backed Securities - 9.7%
164,661 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 3.95%, 12/25/33 (a)(b) 155,343
50,567 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 5.44%, 05/28/44 (b) 50,484
597,407 BRAVO Residential Funding Trust,
3.03%, 11/25/69 (a)(b) 590,164
1,082,014 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 923,129
566,608 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 549,435
312,698 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 302,816
465,461 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 440,708
334,838 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 314,892
101,257 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 95,116
17,008 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 15,750
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,117
893,099 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 795,523
972,249 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 826,716
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 4.21%,
02/25/33 (b) 154,654
171,907 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 157,987
825,557 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 775,630
713,603 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 613,208
768,683 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 663,470
265,737 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 260,431
Principal
Amount
Security
Description Value
$ 24,758 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) $ 24,379
67,711 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 67,391
1,088,848 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 945,415
917,513 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 788,894
654,652 MFRA Trust, 3.91%, 04/25/66 (a)(d) 619,381
376,207 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 357,588
277,208 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 258,134
162,519 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 151,418
124,088 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 116,495
291,318 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 270,935
682,757 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 607,041
1,496,360 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,295,099
879,708 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 752,425
1,064,041 PSMC Trust, 2.50%, 08/25/51 (a)(c) 915,408
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 9.10%, 12/31/22 (b) 10,020
930,888 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 800,855
307,384 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 284,816
702,698 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 655,326
82,798 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 81,535
71,005 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 70,345
912,127 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 781,294
17,540,767
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $56,705,626) 50,981,176
Corporate Bonds - 27.1%
Communication Services - 2.1%
1,400,000 Alphabet, Inc., 2.25%, 08/15/60 787,071
1,220,000 AT&T, Inc., 4.30%, 12/15/42 960,847

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,200,000 Meta Platforms, Inc., 3.85%,
08/15/32 (a) $ 1,054,953
583,000 Netflix, Inc., 4.38%, 11/15/26 550,372
800,000 Verizon Communications, Inc., 3.55%,
03/22/51 562,530
3,915,773
Consumer Discretionary - 5.3%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 835,477
525,000 Comcast Corp., 4.15%, 10/15/28 495,843
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 576,381
1,355,000 Dollar General Corp., 3.50%, 04/03/30 1,188,470
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 667,450
913,000 Lennar Corp., 4.50%, 04/30/24 896,033
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 986,700
1,505,000 McDonald's Corp., 3.63%, 09/01/49 1,095,747
810,000 Newell Brands, Inc., 4.45%, 04/01/26 745,200
1,195,000 NIKE, Inc., 3.88%, 11/01/45 968,196
1,267,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,049,428
9,504,925
Consumer Staples - 0.3%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 533,975
Financials - 8.2%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 540,351
1,425,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,112,546
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,012,020
1,363,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,254,522
1,414,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,124,158
1,465,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,191,177
920,000 KeyCorp, MTN, 2.25%, 04/06/27 798,600
1,370,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,232,098
835,000 Regions Financial Corp., 1.80%,
08/12/28 686,211
1,202,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,168,945
947,000 The Chubb Corp., 6.80%, 11/15/31 1,049,906
1,050,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 833,967
385,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 357,729
1,230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,036,093
Principal
Amount
Security
Description Value
$ 1,535,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) $ 1,228,683
14,627,006
Industrials - 5.3%
1,299,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,018,531
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,079,645
1,200,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,046,089
1,146,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,119,159
1,262,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,131,758
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,078,202
815,000 TTX Co., 4.60%, 02/01/49 (a) 700,127
1,113,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,055,705
1,590,000 Waste Management, Inc., 1.50%,
03/15/31 1,205,462
9,434,678
Information Technology - 3.3%
1,153,000 eBay, Inc., 3.60%, 06/05/27 1,067,351
1,325,000 NVIDIA Corp., 3.50%, 04/01/50 970,014
1,175,000 Oracle Corp., 2.30%, 03/25/28 981,319
1,175,000 QUALCOMM, Inc., 4.30%, 05/20/47 996,319
1,303,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 966,188
1,345,000 Xilinx, Inc., 2.38%, 06/01/30 1,109,283
6,090,474
Materials - 1.0%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 964,769
959,000 The Mosaic Co., 5.45%, 11/15/33 903,020
1,867,789
Real Estate - 0.6%
1,230,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,133,202
Utilities - 1.0%
1,059,000 PacifiCorp, 6.25%, 10/15/37 1,083,706
740,000 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 710,362
1,794,068
Total Corporate Bonds (Cost $58,261,772) 48,901,890
Government & Agency Obligations - 44.0%
GOVERNMENT SECURITIES - 21.2%
Municipals - 1.6%
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 262,940

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 385,000 City of San Antonio TX Electric & Gas
Systems Revenue, Texas RB, 4.37%,
02/01/42 $ 325,682
127,029 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 124,624
300,000 Golden State Tobacco Securitization
Corp., California RB, 0.99%,
06/01/24 281,637
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 362,286
505,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 523,352
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 299,830
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 98,382
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 231,769
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 447,852
2,958,354
Treasury Inflation Index Securities - 0.9%
1,683,355 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,645,428
U.S. Treasury Securities - 18.7%
8,895,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,294,240
4,790,000 U.S. Treasury Note, 2.13%, 05/15/25 4,537,215
3,820,000 U.S. Treasury Note, 2.25%, 02/15/27 3,530,814
5,360,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 4,548,881
8,625,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 7,308,340
7,940,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,454,718
33,674,208
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 22.8%
Federal Home Loan Mortgage Corp. - 9.3%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 675,904
432,698 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 416,756
9,395 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 8,938
1,055,952 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 892,224
447,620 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 416,846
Principal
Amount
Security
Description Value
$ 1,836,082 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 $ 1,711,602
152,809 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 148,793
142,640 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 137,823
1,057,119 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 946,456
337,927 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 331,079
364,913 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 346,681
732,760 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 697,975
855,318 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 142,272
167,448 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 166,484
32,537 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 32,314
1,609 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 1,586
14,684 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 14,681
29,936 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 29,718
6,428 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 6,421
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 906,888
311,270 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 293,868
729,623 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 685,823
437,646 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 409,288
617,410 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 605,124
378,240 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 356,200
1,029,260 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 985,250
616,792 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 570,816
826,381 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 762,979
628,142 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 568,915
397,162 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 375,962

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 864,372 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 $ 778,150
530,842 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 481,474
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,320,650
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 440,148
16,666,088
Federal National Mortgage Association - 12.3%
88,374 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 89,021
68,570 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 67,185
8,273 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 8,234
4,145 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 4,012
64,559 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 63,289
391,423 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 350,349
10,360 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 10,025
148,571 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 145,598
25,874 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 27,185
317,952 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 303,060
100,658 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 95,943
169,462 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 158,533
2,029,409 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,803,913
1,240,801 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,145,747
316,540 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 300,887
452,957 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 443,761
648,989 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 616,670
351,157 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 331,771
535,391 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 508,113
523,010 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 492,916
413,459 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 363,197
Principal
Amount
Security
Description Value
$ 417,359 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 $ 381,392
1,232,585 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,078,092
1,509,426 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,321,240
3,334,002 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,919,892
2,402,425 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 2,169,808
2,006,361 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,870,743
153,948 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 145,768
283,571 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 4,866
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 1,721,341
991,152 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 905,829
438,549 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 408,503
189,731 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 185,519
2,877 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 2,674
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 920,730
882,461 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 880,535
22,246,341
Government National Mortgage Association - 1.2%
488,801 Government National Mortgage
Association, 2.85%, 04/16/50 473,651
386,802 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 371,615
448,690 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 400,102
929,350 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 941,585
2,186,953
Total Government & Agency Obligations (Cost
$87,950,651) 79,377,372

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
INCOME FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 0.2%
Investment Company - 0.2%
315,321 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (g) $ 315,321
Total Short-Term Investments (Cost $315,321) 315,321
Investments, at value - 99.6% (Cost $203,233,370) 179,575,759
Other assets in excess of liabilities - 0.4% 715,768
NET ASSETS - 100.0% $ 180,291,527
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2022, the aggregate value of these liquid securities were
$49,383,192 or 27.4% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.3%
GOVERNMENT SECURITIES - 96.9%
Municipals - 96.9%
Nebraska - 95.4%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 253,062
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 306,103
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 271,635
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 330,752
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 205,463
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 179,848
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 151,570
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 242,228
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 301,294
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 211,817
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 213,509
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 46,365
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 98,020
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 332,087
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 707,537
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 81,220
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 337,423
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 153,882
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 430,829
Principal
Amount
Security
Description Value
$ 300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 $ 303,747
160,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 148,781
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 332,737
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 369,462
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 234,856
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 327,600
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 184,473
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 352,413
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 177,674
400,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 408,704
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 342,037
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 535,746
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 584,014
75,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 78,374
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 379,654
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 205,262
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 207,078
175,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 174,828
210,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 209,794
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 239,543
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 346,706
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 282,674
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 287,171
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 411,355
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 235,858

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 $ 117,040
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 289,844
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 169,889
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 409,308
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 240,630
280,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 301,932
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 278,517
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,112,431
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 197,591
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 231,145
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 726,963
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 165,675
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 569,598
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 253,770
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 89,479
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 227,861
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 201,446
325,000 Douglas County School District No. 17/
NE, Nebraska GO, 4.00%, 12/15/41 318,378
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 623,028
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 757,544
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 285,651
250,000 Douglas County School District No. 59/
NE, Nebraska GO, 4.00%, 06/15/34 250,103
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 254,099
Principal
Amount
Security
Description Value
$ 465,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 $ 475,400
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 844,146
100,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 109,526
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 383,152
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 403,382
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 66,356
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 274,980
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 546,580
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 350,072
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 495,099
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 707,829
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 772,328
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 271,107
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 283,189
350,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 378,572
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 512,264
415,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 423,321
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 287,544
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 288,194
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 216,910
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 488,175
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 487,565
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 919,998
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 271,576

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 $ 511,957
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 507,182
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 273,057
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 211,841
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 449,626
295,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 275,216
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 347,415
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 489,458
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 137,073
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 206,148
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 488,977
80,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/25 82,893
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 311,460
700,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 740,744
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 398,319
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 296,177
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 408,336
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 612,047
660,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 676,039
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 359,411
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,034,079
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 653,079
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 383,220
Principal
Amount
Security
Description Value
$ 350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 $ 317,637
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 760,674
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 509,027
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 158,461
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 540,934
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,387,908
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 163,974
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 272,937
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 415,916
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 253,068
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 344,470
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 773,964
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 128,797
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 156,341
15,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 14,990
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 77,331
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 96,038
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 97,101
60,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 59,893
320,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 353,574
220,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/25 232,091

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 175,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/26 $ 187,244
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 305,195
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 305,515
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 407,825
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 275,167
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 499,828
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 268,241
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 205,795
450,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 462,156
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 508,101
450,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 472,101
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 532,567
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 342,773
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,625,853
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 91,349
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 423,648
54,426,610
North Dakota - 0.8%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 438,876
South Dakota - 0.7%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 411,909
55,277,395
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
297,906 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (b) 235,768
593,775 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 531,739
767,507
Total Government & Agency Obligations (Cost
$60,737,186) 56,044,902
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
914,929 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (c) $ 914,929
Total Short-Term Investments (Cost $914,929) 914,929
Investments, at value - 99.9% (Cost $61,652,115) 56,959,831
Other assets in excess of liabilities - 0.1% 77,104
NET ASSETS - 100.0% $ 57,036,935
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2022.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2022, the aggregate value of these liquid securities were
$235,768 or 0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
BALANCED FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 56.9%
Communication Services - 4.9%
6,075 Activision Blizzard, Inc. $ 451,615
15,980 Alphabet, Inc., Class C (a) 1,536,477
12,250 Comcast Corp., Class A 359,292
3,735 Meta Platforms, Inc., Class A (a) 506,765
11,450 Verizon Communications, Inc. 434,757
3,288,906
Consumer Discretionary - 6.1%
12,040 Amazon.com, Inc. (a) 1,360,520
231 Booking Holdings, Inc. (a) 379,581
11,900 Gentex Corp. 283,696
3,605 NIKE, Inc., Class B 299,648
825 O'Reilly Automotive, Inc. (a) 580,264
900 Pool Corp. 286,389
8,500 Rent-A-Center, Inc./TX, Class A 148,835
4,250 Royal Caribbean Cruises, Ltd. (a) 161,075
2,220 The Home Depot, Inc. 612,587
4,112,595
Consumer Staples - 4.3%
6,375 Church & Dwight Co., Inc. 455,430
2,280 Constellation Brands, Inc., Class A 523,670
1,415 Costco Wholesale Corp. 668,262
6,080 Lamb Weston Holdings, Inc. 470,470
6,155 Walmart, Inc. 798,304
2,916,136
Energy - 2.1%
1,100 Diamondback Energy, Inc. 132,506
2,350 EOG Resources, Inc. 262,566
8,275 Exxon Mobil Corp. 722,490
3,500 Phillips 66 282,520
1,400,082
Financials - 5.9%
680 BlackRock, Inc. 374,190
6,850 Brown & Brown, Inc. 414,288
3,340 Chubb, Ltd. 607,479
1,850 CME Group, Inc. 327,690
5,500 Equitable Holdings, Inc. 144,925
5,900 First American Financial Corp. 271,990
5,050 JPMorgan Chase & Co. 527,725
7,750 KeyCorp 124,155
1,215 Moody's Corp. 295,379
4,300 Morgan Stanley 339,743
1,635 The PNC Financial Services Group, Inc. 244,302
7,625 Wells Fargo & Co. 306,678
3,978,544
Health Care - 8.8%
7,075 Abbott Laboratories 684,577
2,600 AMN Healthcare Services, Inc. (a) 275,496
4,860 Edwards Lifesciences Corp. (a) 401,582
3,200 Eli Lilly & Co. 1,034,720
8,850 Horizon Therapeutics PLC (a) 547,727
Shares
Security
Description Value
1,375 Humana, Inc. $ 667,136
4,825 Integer Holdings Corp. (a) 300,260
4,400 Lantheus Holdings, Inc. (a) 309,452
2,599 LHC Group, Inc. (a) 425,352
1,480 Thermo Fisher Scientific, Inc. 750,641
3,505 Zoetis, Inc. 519,756
5,916,699
Industrials - 4.9%
4,900 AMETEK, Inc. 555,709
1,020 Cintas Corp. 395,954
17,900 CSX Corp. 476,856
4,650 MasTec, Inc. (a) 295,275
7,407 Raytheon Technologies Corp. 606,337
4,700 The Timken Co. 277,488
4,305 Waste Management, Inc. 689,704
3,297,323
Information Technology - 14.0%
1,465 Adobe, Inc. (a) 403,168
20,010 Apple, Inc. 2,765,382
2,045 CDW Corp. 319,184
2,932 Entegris, Inc. 243,415
4,950 Fiserv, Inc. (a) 463,171
2,260 FleetCor Technologies, Inc. (a) 398,144
2,405 Mastercard, Inc., Class A 683,838
5,900 Microchip Technology, Inc. 360,077
10,050 Microsoft Corp. 2,340,645
4,580 NVIDIA Corp. 555,966
1,030 Paycom Software, Inc. (a) 339,890
1,050 Perficient, Inc. (a) 68,271
4,025 QUALCOMM, Inc. 454,744
9,395,895
Materials - 1.6%
4,990 Berry Global Group, Inc. (a) 232,185
2,725 FMC Corp. 288,032
1,715 Linde PLC 462,347
9,500 PureCycle Technologies, Inc. (a) 76,665
1,059,229
Real Estate - 2.2%
1,760 American Tower Corp. REIT 377,872
11,890 First Industrial Realty Trust, Inc. REIT 532,791
4,195 Sun Communities, Inc. REIT 567,709
1,478,372
Utilities - 2.1%
2,630 American Water Works Co., Inc. 342,321
4,690 Atmos Energy Corp. 477,676
7,470 NextEra Energy, Inc. 585,723
1,405,720
Total Common Stocks (Cost $25,380,155) 38,249,501

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
BALANCED FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.2%
Asset Backed Securities - 4.6%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 132,157
183,812 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 177,186
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 45,813
134,970 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 129,718
210,000 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 208,730
88,045 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 84,924
250,000 CCG Receivables Trust, 3.91%,
07/16/29 (b) 247,113
239,331 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 212,582
115,741 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 99,568
64,766 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 60,587
36,472 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 34,996
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 99,079
54,053 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 46,518
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 116,023
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 4.42%,
10/15/31 (b)(d) 129,574
135,000 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 130,779
111,361 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 3.65%, 09/25/61 (d) 108,756
6,283 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 6,277
72,124 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 69,044
18,605 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
4.23%, 12/24/33 (b)(d) 17,968
119,863 Progress Residential Trust, 1.52%,
07/17/38 (b) 103,584
134,919 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 4.43%,
04/15/29 (d) 134,795
60,652 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 58,718
Principal
Amount
Security
Description Value
$ 210,922 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) $ 175,615
144,625 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 142,819
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 60,209
134,242 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 110,717
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 158,153
3,102,002
Non-Agency Commercial Mortgage Backed Securities - 4.0%
375,000 American Tower Trust I, 3.07%,
03/15/23 (b) 372,397
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (b)(c) 137,045
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 181,596
98,052 BX Commercial Mortgage Trust,
3.93%, 02/15/39 (b)(d) 94,133
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 3.77%, 09/15/36 (b)(d) 149,982
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 120,738
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 152,397
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 3.70%, 11/15/36 (b)(d) 177,587
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 173,001
97,698 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 93,889
133,654 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 125,576
143,960 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 3.77%,
08/15/38 (b)(d) 136,498
125,000 Ready Capital Mortgage Financing,
LLC, 3.95%, 01/25/37 (b)(d) 123,311
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 3.39%, 07/15/36 (b)(d) 71,429
85,351 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 77,529
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 119,968
100,000 TRTX Issuer, Ltd., 3.94%, 02/15/39 (b)
(d) 97,989
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 72,127

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
BALANCED FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 $ 136,588
120,679 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 94,450
2,708,230
Non-Agency Residential Mortgage Backed Securities - 1.6%
109,795 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 98,504
39,126 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 3.95%, 12/25/33 (b)(d) 36,912
148,221 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 126,456
58,819 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 57,119
66,476 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 63,928
50,157 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 47,490
15,085 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 14,187
117,044 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 104,256
80,665 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 77,966
90,233 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 84,776
30,291 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 29,686
28,697 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 26,689
168,285 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 149,623
151,817 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 135,638
1,053,230
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,442,430) 6,863,462
Corporate Bonds - 12.7%
Communication Services - 1.1%
348,000 AT&T, Inc., 4.30%, 02/15/30 317,958
150,000 Meta Platforms, Inc., 3.85%,
08/15/32 (b) 131,869
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 298,273
748,100
Consumer Discretionary - 1.6%
240,000 Dollar General Corp., 3.50%, 04/03/30 210,504
166,000 Dollar General Corp., 3.25%, 04/15/23 165,786
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 95,350
315,000 McDonald's Corp., 2.13%, 03/01/30 256,691
Principal
Amount
Security
Description Value
$ 50,000 Newell Brands, Inc., 4.45%, 04/01/26 $ 46,000
50,000 Starbucks Corp., 2.00%, 03/12/27 43,833
265,000 The Walt Disney Co., 2.65%, 01/13/31 219,272
75,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 74,684
1,112,120
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 150,449
Financials - 4.9%
275,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 253,873
326,000 CBRE Services, Inc., 2.50%, 04/01/31 248,059
280,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 257,715
270,000 CME Group, Inc., 3.00%, 03/15/25 258,716
310,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 246,456
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 263,805
110,000 KeyCorp, MTN, 2.25%, 04/06/27 95,485
50,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 49,254
290,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 260,809
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 69,802
225,000 Regions Financial Corp., 1.80%,
08/12/28 184,907
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 97,250
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 214,917
275,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 255,521
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 193,741
255,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 204,113
55,000 Wells Fargo & Co., 3.00%, 04/22/26 50,398
3,204,821
Health Care - 0.2%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 95,904
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 35,731
131,635
Industrials - 2.5%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 199,943
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 214,215

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
BALANCED FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 $ 292,974
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 233,167
170,000 TTX Co., 3.60%, 01/15/25 (b) 163,578
175,000 Union Pacific Corp., 3.95%, 09/10/28 164,485
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 237,131
335,000 Waste Management, Inc., 1.50%,
03/15/31 253,981
1,759,474
Information Technology - 2.2%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 134,167
235,000 eBay, Inc., 3.60%, 06/05/27 217,543
140,000 NVIDIA Corp., 2.85%, 04/01/30 119,988
130,000 Oracle Corp., 3.40%, 07/08/24 126,354
155,000 Oracle Corp., 2.30%, 03/25/28 129,451
313,000 QUALCOMM, Inc., 2.15%, 05/20/30 257,992
280,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 207,623
310,000 Xilinx, Inc., 2.38%, 06/01/30 255,671
1,448,789
Total Corporate Bonds (Cost $9,819,183) 8,555,388
Government & Agency Obligations - 15.6%
GOVERNMENT SECURITIES - 14.9%
Municipals - 0.7%
350,000 California State University, California
RB, 5.45%, 11/01/22 350,524
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 97,079
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 41,688
489,291
Treasury Inflation Index Securities - 0.4%
265,671 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 259,067
U.S. Treasury Securities - 13.8%
405,000 U.S. Treasury Note, 2.75%, 11/15/23 397,992
505,000 U.S. Treasury Note, 2.13%, 11/30/24 482,709
3,095,000 U.S. Treasury Note, 2.13%, 05/15/25 2,931,666
2,585,000 U.S. Treasury Note, 2.25%, 02/15/27 2,389,308
2,605,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 2,210,790
1,010,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 855,817
9,268,282
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.5%
65,414 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 64,266
Principal
Amount
Security
Description Value
$ 43,670 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 $ 40,668
24,557 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 24,208
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 209,905
339,047
Federal National Mortgage Association - 0.1%
18,616 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 17,678
65,782 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 61,276
78,954
Government National Mortgage Association - 0.1%
65,459 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 62,889
Total Government & Agency Obligations (Cost
$11,342,136) 10,497,530
Shares
Security
Description Value
Short-Term Investments - 4.5%
Investment Company - 4.5%
2,998,546 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (h) 2,998,546
Total Short-Term Investments (Cost $2,998,546) 2,998,546
Investments, at value - 99.9% (Cost $56,982,450) 67,164,427
Other assets in excess of liabilities - 0.1% 71,497
NET ASSETS - 100.0% $ 67,235,924
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2022, the aggregate value of these liquid securities were
$7,091,472 or 10.5% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2022.
(d) Floating rate security. Rate presented is as of September 30, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2022.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
BALANCED FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.9%
Communication Services - 2.0%
1,306 Nexstar Media Group, Inc., Class A $ 217,906
Consumer Discretionary - 10.1%
2,027 Burlington Stores, Inc. (a) 226,801
2,448 Dorman Products, Inc. (a) 201,030
7,658 G-III Apparel Group, Ltd. (a) 114,487
1,270 LGI Homes, Inc. (a) 103,340
4,125 Ollie's Bargain Outlet Holdings, Inc. (a) 212,850
1,463 Tractor Supply Co. 271,942
1,130,450
Consumer Staples - 3.7%
1,170 Casey's General Stores, Inc. 236,949
421 Coca-Cola Consolidated, Inc. 173,338
410,287
Energy - 4.0%
10,334 CNX Resources Corp. (a) 160,487
6,188 Marathon Oil Corp. 139,725
3,825 SM Energy Co. 143,858
444,070
Financials - 15.8%
4,732 Atlantic Union Bankshares Corp. 143,758
2,669 Brown & Brown, Inc. 161,421
1,777 Cullen/Frost Bankers, Inc. 234,955
193 Markel Corp. (a) 209,255
3,833 Moelis & Co., Class A 129,594
2,876 Selective Insurance Group, Inc. 234,106
3,376 SouthState Corp. 267,109
4,118 Stifel Financial Corp. 213,765
2,041 UMB Financial Corp. 172,036
1,765,999
Health Care - 11.6%
2,113 AMN Healthcare Services, Inc. (a) 223,894
871 ICON PLC (a) 160,072
2,933 Integra LifeSciences Holdings Corp. (a) 124,242
607 Molina Healthcare, Inc. (a) 200,213
2,360 Omnicell , Inc. (a) 205,391
2,184 Pacira BioSciences , Inc. (a) 116,167
2,234 PerkinElmer, Inc. 268,817
1,298,796
Industrials - 19.5%
735 CACI International, Inc., Class A (a) 191,879
1,035 Carlisle Cos., Inc. 290,225
2,519 EnerSys 146,530
2,855 Fortune Brands Home & Security, Inc. 153,285
1,977 Forward Air Corp. 178,444
3,163 Franklin Electric Co., Inc. 258,449
1,941 ICF International, Inc. 211,608
2,034 Oshkosh Corp. 142,970
1,877 Quanta Services, Inc. 239,111
2,312 Robert Half International, Inc. 176,868
Shares
Security
Description Value
1,427 Tetra Tech, Inc. $ 183,412
2,172,781
Information Technology - 19.4%
2,883 Ambarella , Inc. (a) 161,967
2,876 Black Knight, Inc. (a) 186,163
4,377 Blackbaud , Inc. (a) 192,851
1,097 Broadridge Financial Solutions, Inc. 158,319
8,450 Cambium Networks Corp. (a) 142,974
2,217 Diodes, Inc. (a) 143,905
921 ExlService Holdings, Inc. (a) 135,719
1,178 Littelfuse , Inc. 234,057
2,227 MKS Instruments, Inc. 184,039
3,169 Power Integrations, Inc. 203,830
2,070 PTC, Inc. (a) 216,522
1,463 Qualys , Inc. (a) 203,927
2,164,273
Materials - 4.1%
1,406 Balchem Corp. 170,941
3,390 RPM International, Inc. 282,421
453,362
Real Estate - 6.0%
2,819 Agree Realty Corp. REIT 190,508
9,863 Easterly Government Properties, Inc.
REIT 155,540
1,078 Jones Lang LaSalle, Inc. (a) 162,853
1,934 Lamar Advertising Co., Class A REIT 159,536
668,437
Utilities - 2.7%
3,033 IDACORP, Inc. 300,297
Total Common Stocks (Cost $11,438,186) 11,026,658
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
127,939 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (b) 127,939
Total Short-Term Investments (Cost $127,939) 127,939
Investments, at value - 100.1% (Cost $11,566,125) 11,154,597
Other liabilities in excess of assets - (0.1)% (5,864)
NET ASSETS - 100.0% $ 11,148,733

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 97.8%
Communication Services - 1.6%
662,861 Gray Television, Inc. $ 9,492,170
Consumer Discretionary - 12.0%
136,972 Boot Barn Holdings, Inc. (a) 8,007,383
136,919 Dorman Products, Inc. (a) 11,243,788
409,917 G-III Apparel Group, Ltd. (a) 6,128,259
272,740 La-Z-Boy, Inc. 6,155,742
69,778 LGI Homes, Inc. (a) 5,677,836
183,651 Monarch Casino & Resort, Inc. (a) 10,310,167
310,585 Movado Group, Inc. 8,752,286
230,837 Ollie's Bargain Outlet Holdings, Inc. (a) 11,911,189
117,064 Patrick Industries, Inc. 5,132,086
73,318,736
Consumer Staples - 2.7%
23,183 Coca-Cola Consolidated, Inc. 9,545,137
51,431 J & J Snack Foods Corp. 6,658,771
16,203,908
Energy - 4.3%
704,228 CNX Resources Corp. (a) 10,936,661
258,509 Northern Oil and Gas, Inc. 7,085,732
1,200,884 Permian Resources Corp. (a) 8,166,011
26,188,404
Financials - 17.2%
405,781 Atlantic Union Bankshares Corp. 12,327,627
244,337 BRP Group, Inc., Class A (a) 6,438,280
215,782 Mercantile Bank Corp. 6,410,883
273,148 Moelis & Co., Class A 9,235,134
169,062 Origin Bancorp, Inc. 6,503,815
247,025 Seacoast Banking Corp. of Florida 7,467,566
244,338 Selective Insurance Group, Inc. 19,889,113
155,212 SouthState Corp. 12,280,373
162,815 Stewart Information Services Corp. 7,105,247
98,641 Stifel Financial Corp. 5,120,454
70,853 UMB Financial Corp. 5,972,199
178,013 United Bankshares , Inc. 6,363,965
105,114,656
Health Care - 12.9%
78,284 Addus HomeCare Corp. (a) 7,455,768
80,372 AMN Healthcare Services, Inc. (a) 8,516,217
391,033 Avanos Medical, Inc. (a) 8,516,699
194,065 Integer Holdings Corp. (a) 12,076,665
196,054 Integra LifeSciences Holdings Corp. (a) 8,304,848
67,326 Medpace Holdings, Inc. (a) 10,581,627
105,770 Omnicell , Inc. (a) 9,205,163
118,599 Pacira BioSciences , Inc. (a) 6,308,281
239,118 Supernus Pharmaceuticals, Inc. (a) 8,094,144
79,059,412
Industrials - 18.9%
136,102 American Woodmark Corp. (a) 5,969,434
278,344 Barnes Group, Inc. 8,038,575
148,036 Comfort Systems USA, Inc. 14,408,344
Shares
Security
Description Value
72,158 CSW Industrials, Inc. $ 8,644,528
151,224 EnerSys 8,796,700
128,105 EnPro Industries, Inc. 10,886,363
127,888 Forward Air Corp. 11,543,171
167,191 Franklin Electric Co., Inc. 13,661,176
140,855 ICF International, Inc. 15,356,012
167,575 Kforce , Inc. 9,828,274
174,176 Korn Ferry 8,177,563
115,310,140
Information Technology - 15.9%
119,545 Advanced Energy Industries, Inc. 9,253,978
109,265 Ambarella , Inc. (a) 6,138,508
442,081 Benchmark Electronics, Inc. 10,954,767
235,623 Blackbaud , Inc. (a) 10,381,549
459,659 Cambium Networks Corp. (a) 7,777,430
181,085 Cass Information Systems, Inc. 6,281,839
247,178 CTS Corp. 10,294,964
151,377 Diodes, Inc. (a) 9,825,881
59,992 ExlService Holdings, Inc. (a) 8,840,421
164,350 Onto Innovation, Inc. (a) 10,526,618
56,597 SPS Commerce, Inc. (a) 7,031,045
97,307,000
Materials - 3.0%
82,632 Balchem Corp. 10,046,399
132,033 Kaiser Aluminum Corp. 8,100,224
18,146,623
Real Estate - 6.3%
171,312 Agree Realty Corp. REIT 11,577,265
576,954 Easterly Government Properties, Inc.
REIT 9,098,564
301,296 Marcus & Millichap, Inc. 9,876,483
810,545 Sunstone Hotel Investors, Inc. REIT 7,635,334
38,187,646
Utilities - 3.0%
60,413 Chesapeake Utilities Corp. 6,971,056
117,448 IDACORP, Inc. 11,628,527
18,599,583
Total Common Stocks (Cost $516,266,359) 596,928,278
Shares
Security
Description Value
Short-Term Investments - 1.3%
Investment Company - 1.3%
8,158,699 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
2.81% (b) 8,158,699
Total Short-Term Investments (Cost $8,158,699) 8,158,699
Investments, at value - 99.1% (Cost $524,425,058) 605,086,977
Other assets in excess of liabilities - 0.9% 5,241,178
NET ASSETS - 100.0% $ 610,328,155

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2022 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2022
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
REIT
Real Estate Investment Trust

Semi-Annual Report 2022
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 229,798,312
Unrealized appreciation (depreciation) of investments
(14,163,639)
Total investments, at value 215,634,673
Receivable for capital shares issued 504,290
Interest and dividends receivable 1,099,248
Receivable from investment advisor –
Prepaid expenses 27,802
Total Assets
217,266,013
Liabilities:
Distributions payable 327,745
Payable for investments purchased 215,070
Payable for capital shares redeemed 31,784
Accrued expenses and other payables:
Investment advisory fees 38,865
Administration fees payable to non-related parties 8,221
Administration fees payable to related parties 12,562
Shareholder service fees 2,507
Other fees 30,017
Total Liabilities
666,771
Net Assets
$ 216,599,242
Composition of Net Assets:
Paid-In Capital $ 234,861,142
Distributable earnings (18,261,900)
Net Assets
$ 216,599,242
Institutional Class:
Net assets 6,089,644
Shares of beneficial interest (See note 5 ) 702,091
Net asset value, offering and redemption price per share
$ 8.67
Institutional Plus Class:
Net assets 210,509,598
Shares of beneficial interest (See note 5 ) 24,195,394
Net asset value, offering and redemption price per share
$ 8.70

Semi-Annual Report 2022
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 203,233,370 $ 61,652,115 $ 56,982,450 $ 11,566,125 $ 524,425,058
(23,657,611) (4,692,284) 10,181,977 (411,528) 80,661,919
179,575,759 56,959,831 67,164,427 11,154,597 605,086,977
561,169 2,000 16,328 388 5,465,923
1,041,653 556,514 171,797 3,035 516,911
– – – 1,210 –
25,059 8,444 10,837 15,738 100,663
181,203,640 57,526,789 67,363,389 11,174,968 611,170,474
362,057 71,313 – – –
– 389,970 64,164 – –
466,489 607 4,821 – 324,224
34,068 5,664 24,734 – 389,433
6,992 2,215 2,646 460 24,155
10,597 3,395 4,089 677 37,051
1,125 – 8,738 – 15,489
30,785 16,690 18,273 25,098 51,967
912,113 489,854 127,465 26,235 842,319
$ 180,291,527 $ 57,036,935 $ 67,235,924 $ 11,148,733 $ 610,328,155
$ 206,261,688 $ 61,872,360 $ 53,263,973 $ 11,416,157 $ 445,913,559
(25,970,161) (4,835,425) 13,971,951 (267,424) 164,414,596
$ 180,291,527 $ 57,036,935 $ 67,235,924 $ 11,148,733 $ 610,328,155
2,438,403 – 28,422,102 351,663 48,097,965
274,048 – 1,720,098 27,820 1,769,847
$ 8.90 $ – $ 16.52 $ 12.64 $ 27.18
177,853,124 57,036,935 38,813,822 10,797,070 562,230,190
19,992,316 6,526,030 2,382,880 851,089 20,507,705
$ 8.90 $ 8.74 $ 16.29 $ 12.69 $ 27.42

Semi-Annual Report 2022
Statements of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 2,256,243
Dividend 26,281
Total Income
2,282,524
Expenses:
Investment advisory fees (Note 3) 542,847
Administration fees 129,798
Shareholder service fees - Institutional Class 6,762
Custodian fees 10,100
Chief compliance officer fees 9,556
Director fees 13,737
Registration and filing fees 5,509
Transfer agent fees 35,357
Other Fees 68,698
Total expenses before waivers 822,364
Expenses waived by adviser (Note 3)
(290,098)
Total Expenses
532,266
Net Investment Income (Loss)
1,750,258
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (191,511)
Change in unrealized appreciation (depreciation) on investments
(7,323,523)
Net realized and unrealized (loss) on investments
(7,515,034)
Net decrease in net assets from operations
$ (5,764,776)

Semi-Annual Report 2022
Statements of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 2,666,693 $ 640,729 $ 347,724 $ – $ 90
13,778 7,785 310,827 46,576 4,415,025
2,680,471 648,514 658,551 46,576 4,415,115
530,038 120,418 278,254 34,643 2,887,947
105,656 35,988 44,348 4,880 406,135
2,090 – 29,581 – 59,516
10,135 2,476 3,451 2,872 26,327
7,796 2,649 3,262 363 29,878
11,167 3,807 4,707 523 43,113
4,661 1,144 7,643 3,135 17,976
32,931 10,368 22,087 19,783 132,274
62,891 37,847 42,852 25,709 82,304
767,365 214,697 436,185 91,908 3,685,470
(307,048) (80,001) (113,154) (54,114) (376,852)
460,317 134,696 323,031 37,794 3,308,618
2,220,154 513,818 335,520 8,782 1,106,497
(412,831) (74,109) 939,055 31,365 34,951,122
(18,674,004) (3,582,259) (12,682,087) (1,757,857) (142,874,409)
(19,086,835) (3,656,368) (11,743,032) (1,726,492) (107,923,287)
$ (16,866,681) $ (3,142,550) $ (11,407,512) $ (1,717,710) $ (106,816,790)

Semi-Annual Report 2022
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Six Months
Ended
September 30, 2022
For the Year
Ended
March 31, 2022
For the Six Months
Ended
September 30, 2022
For the Year
Ended
March 31, 2022
Operations:
Net investment income $ 1,750,258 $ 2,871,492 $ 2,220,154 $ 3,699,267
Net realized gain (loss) on investment
transactions (191,511) 635,054 (412,831) 1,451,112
Net change in unrealized appreciation
(depreciation) on investments (7,323,523) (9,576,753) (18,674,004) (12,101,557)
Net increase (decrease) in net assets from operations
(5,764,776) (6,070,207) (16,866,681) (6,951,178)
Distributions to Shareholders:
Institutional Class (62,394) (167,418) (34,775) (75,035)
Institutional Plus Class (2,224,158) (4,200,000) (2,360,684) (4,805,926)
Change in net assets from distributions to
shareholders
(2,286,552) (4,367,418) (2,395,459) (4,880,961)
Capital Transactions:
Proceeds from shares issued
Institutional Class 337,345 1,035,714 268,077 388,955
Institutional Plus Class 26,794,375 39,169,629 35,104,964 24,959,818
Proceeds from dividends reinvested
Institutional Class 39,743 120,741 34,337 73,669
Institutional Plus Class 462,947 816,732 352,465 682,336
Cost of shares redeemed
Institutional Class
(1,915,747) (3,403,173) (602,710) (2,204,848)
Institutional Plus Class
(22,383,858) (43,322,579) (12,538,317) (38,540,061)
Change in net assets from capital transactions
3,334,805 (5,582,936) 22,618,816 (14,640,131)
Change in net assets
(4,716,523) (16,020,561) 3,356,676 (26,472,270)
Net Assets:
Beginning of Period
221,315,765 237,336,326 176,934,851 203,407,121
End of Period
$ 216,599,242 $ 221,315,765 $ 180,291,527 $ 176,934,851
Share Transactions Institutional Class:
Shares issued 37,809 111,502 28,325 36,616
Shares reinvested 4,497 12,955 3,665 7,002
Shares redeemed
(214,922) (366,539) (63,170) (207,852)
Change in shares
(172,616) (242,082) (31,180) (164,234)
Share Transactions Institutional Plus Class:
Shares issued 3,021,374 4,191,769 3,738,854 2,371,697
Shares reinvested 52,234 87,479 37,682 64,739
Shares redeemed
(2,520,996) (4,643,983) (1,338,839) (3,668,090)
Change in shares
552,612 (364,735) 2,437,697 (1,231,654)

Semi-Annual Report 2022
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
$ 513,818 $ 1,105,539 $ 335,520 $ 483,704 $ 8,782 $ 1,905 $ 1,106,497 $ 2,322,010
(74,109) 36,290 939,055 6,139,255 31,365 179,633 34,951,122 123,598,693
(3,582,259) (3,968,078) (12,682,087) (1,274,367) (1,757,857) 303,794 (142,874,409) (57,061,092)
(3,142,550) (2,826,249) (11,407,512) 5,348,592 (1,717,710) 485,332 (106,816,790) 68,859,611
– – (114,680) (2,963,761) – (1,314) – (8,381,078)
(513,899) (1,192,930) (211,122) (3,739,640) – (173,882) – (96,402,217)
(513,899) (1,192,930) (325,802) (6,703,401) – (175,196) – (104,783,295)
– – 1,320,665 2,009,855 115,517 270,449 5,419,772 9,187,390
6,311,785 6,476,424 2,450,213 5,098,845 5,459,754 3,487,213 70,672,341 193,305,916
– – 105,181 2,793,569 – 1,314 – 7,601,878
76,819 189,719 178,767 3,170,396 – 89,540 – 43,614,208
– – (2,705,862) (6,165,885) (671) (12,772) (6,696,733) (26,458,746)
(9,326,059) (11,270,798) (2,172,045) (4,472,514) (498,612) (116,749) (96,707,038) (237,840,771)
(2,937,455) (4,604,655) (823,081) 2,434,266 5,075,988 3,718,995 (27,311,658) (10,590,125)
(6,593,904) (8,623,834) (12,556,395) 1,079,457 3,358,278 4,029,131 (134,128,448) (46,513,809)
63,630,839 72,254,673 79,792,319 78,712,862 7,790,455 3,761,324 744,456,603 790,970,412
$ 57,036,935 $ 63,630,839 $ 67,235,924 $ 79,792,319 $ 11,148,733 $ 7,790,455 $ 610,328,155 $ 744,456,603
– – 71,059 97,882 7,970 18,107 188,743 271,497
– – 6,119 137,981 – 86 – 234,626
– – (151,200) (306,098) (48) (866) (226,128) (763,835)
– – (74,022) (70,235) 7,922 17,327 (37,385) (257,712)
692,519 659,124 136,379 253,603 385,508 234,427 2,356,271 5,708,750
8,484 19,417 10,546 158,772 – 5,871 – 1,337,203
(1,026,777) (1,154,633) (122,203) (219,532) (35,726) (7,901) (3,231,969) (6,848,961)
(325,774) (476,092) 24,722 192,843 349,782 232,397 (875,698) 196,992

Financial Highlights
For a Share Outstanding
Semi-Annual Report 2022

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/22 $ 9.00 $ 0.06 $ (0.31) $ (0.25) $ (0.08) $ —
$ —
$ 8.67 (2.74) % $ 6,090 0.69% 1.41% 1.31% 18%
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01)
—
9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02)
—
9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
Institutional Plus Class
09/30/22 9.03 0.07 (0.31) (0.24) (0.09) —
—
8.70 (2.63) 210,510 0.48 1.62 0.74 18
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01)
—
9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
INCOME FUND
Institutional Class
09/30/22 9.91 0.11 (1.00) (0.89) (0.12) —
—
8.90 (9.03) 2,438 0.67 2.36 1.73 11
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01)
—
9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
Institutional Plus Class
09/30/22 9.91 0.12 (1.00) (0.88) (0.13) —
—
8.90 (8.96) 177,853 0.52 2.52 0.86 11
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01)
—
9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/22 9.29 0.08 (0.55) (0.47) (0.08) —
—
8.74 (5.11) 57,037 0.45 1.71 0.71 5
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01)
—
9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
BALANCED FUND
Institutional Class
09/30/22 19.37 0.07 (2.85) (2.78) (0.07) —
—
16.52 (14.39) 28,422 0.98 0.80 1.32 8
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57)
—
19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15

Financial Highlights
For a Share Outstanding
Semi-Annual Report 2022

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/22 $ 19.10 $ 0.09 $ (2.81) $ (2.72) $ (0.09) $ —
$ —
$ 16.29 (14.27) % $ 38,814 0.79% 0.98% 1.07% 8%
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57)
—
19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15
SMALL/MID CAP FUND
Institutional Class
09/30/22 14.89 0.02 (2.27) (2.25) — —
—
12.64 (15.11) 352 0.93 0.22 10.17 19
03/31/22 13.83 0.01 1.60 1.61 — (0.55)
—
14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00
( e )
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(f)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
09/30/22 14.95 0.02 (2.28) (2.26) — —
—
12.69 (15.12) 10,797 0.93 0.22 1.87 19
03/31/22 13.86 0.01 1.63 1.64 — (0.55)
—
14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(f)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
09/30/22 31.88 0.02 (4.72) (4.70) — —
—
27.18 (14.74) 48,098 1.18 0.12 1.37 16
03/31/22 33.85 0.04 3.14 3.18 — (5.15)
—
31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
( g )
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
Institutional Plus Class
09/30/22 32.12 0.05 (4.75) (4.70) — —
—
27.42 (14.63) 562,230 0.96 0.34 1.06 16
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15)
—
32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) Amount represents less than $0.005.
(f) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2022, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 49,418,848 $ – $ 49,418,848
Non-Agency Commercial Mortgage Backed Securities – 33,742,013 – 33,742,013
Non-Agency Residential Mortgage Backed Securities – 18,230,492 – 18,230,492
Corporate Bonds – 63,224,764 – 63,224,764
Government & Agency Obligations – 49,395,395 – 49,395,395
Preferred Stocks 409,750 – – 409,750
Short-Term Investments 1,213,411 – – 1,213,411
Total $ 1,623,161 $ 214,011,512 $ – $ 215,634,673
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 18,413,665 $ – $ 18,413,665
Non-Agency Commercial Mortgage Backed Securities – 15,026,744 – 15,026,744
Non-Agency Residential Mortgage Backed Securities – 17,540,767 – 17,540,767
Corporate Bonds – 48,901,890 – 48,901,890
Government & Agency Obligations – 79,377,372 – 79,377,372
Short-Term Investments 315,321 – – 315,321
Total $ 315,321 $ 179,260,438 $ – $ 179,575,759
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 56,044,902 $ – $ 56,044,902
Short-Term Investments 914,929 – – 914,929
Total $ 914,929 $ 56,044,902 $ – $ 56,959,831
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 38,249,501 $ – $ – $ 38,249,501
Asset Backed Securities – 3,102,002 – 3,102,002
Non-Agency Commercial Mortgage Backed Securities – 2,708,230 – 2,708,230
Non-Agency Residential Mortgage Backed Securities – 1,053,230 – 1,053,230
Corporate Bonds – 8,555,388 – 8,555,388
Government & Agency Obligations – 10,497,530 – 10,497,530
Short-Term Investments 2,998,546 – – 2,998,546
Total $ 41,248,047 $ 25,916,380 $ – $ 67,164,427

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 11,026,658 $ – $ – $ 11,026,658
Short-Term Investments 127,939 – – 127,939
Total $ 11,154,597 $ – $ – $ 11,154,597
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 596,928,278 $ – $ – $ 596,928,278
Short-Term Investments 8,158,699 – – 8,158,699
Total $ 605,086,977 $ – $ – $ 605,086,977

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40%
for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small Company Fund. First
National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-adviser for the Short-
Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows.
Prior to August 1, 2022, the expense caps for Short-Intermediate Bond Fund, Income Fund and Small/Mid Cap Fund were 0.49%, 0.53% and
0.95%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the period ended September 30, 2022, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2022, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,601,123; Income
Fund – $1,847,907; Nebraska Tax-Free Fund – $484,983; Balanced Fund – $572,415; Small/Mid Cap Fund – $214,625; Small Company
Fund – $2,096,062.
U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the Funds are
Expense Caps
Short-Intermediate Bond Fund 0.48%
Income Fund 0.50
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.80
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 289,501 $ – $ 597 $ 290,098
Income Fund 306,561 – 487 307,048
Nebraska Tax-Free Fund 79,836 – 165 80,001
Balanced Fund 112,932 – 222 113,154
Small Company Fund 374,987 – 1,865 376,852
Small/Mid Cap Fund 34,644 19,445 25 54,114

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the
Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the period ended September 30, 2022, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $20; Balanced Fund – $44. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the period ended September 30, 2022, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2022, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the period ended September 30, 2022, the Nebraska Tax-Free Fund engaged in securities transactions with affiliates, as set forth below. At its regularly scheduled quarterly meetings, the Board of Directors reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7:
Purchases Sales
Short-Intermediate Bond Fund $ 22,623,526 $ 34,078,225
Income Fund 9,099,247 13,903,733
Nebraska Tax-Free Fund 2,662,229 5,571,250
Balanced Fund 3,338,199 4,736,968
Small/Mid Cap Fund 6,593,511 1,577,064
Small Company Fund 102,478,902 123,560,237
Purchases Sales
Short-Intermediate Bond Fund $ 21,227,500 $ 4,784,753
Income Fund 33,459,912 5,722,105
Nebraska Tax-Free Fund – 6,225
Balanced Fund 2,792,078 919,963
Small/Mid Cap Fund – –
Small Company Fund – –

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization, net operating loss, and non-deductible excise tax paid. These reclassifications have no impact on net assets.
As of September 30, 2022, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2022, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Purchases Sales Net Realized Gains (Losses)
$ 314,793 $ 972,226 $ 5,282
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Small/Mid Cap Fund – –
Small Company Fund (7,223,564) 7,223,564
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 229,798,312 $ 38,868 $ (14,202,507) $ (14,163,639)
Income Fund 203,233,370 67,664 (23,725,275) (23,657,611)
Nebraska Tax-Free Fund 61,652,115 16,282 (4,708,566) (4,692,284)
Balanced Fund 56,982,450 14,621,904 (4,439,927) 10,181,977
Small/Mid Cap Fund 11,566,125 580,106 (991,634) (411,528)
Small Company Fund 524,425,058 137,131,626 (56,469,707) 80,661,919
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 702,012 $ – $ – $ (275,662) $ (8,271,910) $ (2,365,012)
Income Fund 840,777 – – (319,389) (6,161,926) (1,067,483)
Nebraska Tax-Free Fund 985 77,079 – (78,114) (1,165,997) (12,929)
Balanced Fund 7,813 – 3,045,256 – 22,752,380 (100,184)
Small/Mid Cap Fund 35,302 – 92,313 – 1,322,671 –
Small Company Fund 3,059,269 – 51,637,790 – 216,534,327 –

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2021 and March 31, 2022.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2022 and March 31, 2021, were as follows:
At March 31, 2022, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
During the year ended March 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2022, the Funds deferred losses to April 1, 2022 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, dividends payable, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2022 2021 2022 2021 2022 2021 2022 2021
Short-Intermediate Bond
Fund $ 4,396,939 $ 4,928,861 $ – $ – $ – $ – $ 4,396,939 $ 4,928,861
Income Fund 4,919,849 5,662,423 – – – – 4,919,849 5,662,423
Nebraska Tax-Free Fund 13,975 13,610 1,099,532 1,134,549 87,333 57,426 1,200,840 1,205,585
Balanced Fund 983,698 600,631 – – 5,719,703 3,766,007 6,703,401 4,366,638
Small/Mid Cap Fund 72,973 7,356 – – 102,223 – 175,196 7,356
Small Company Fund 44,750,569 2,636,960 – – 60,032,726 – 104,783,295 2,636,960
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 754,290 $ 1,610,722 $ 2,365,012
Income Fund 1,067,483 – 1,067,483
Fund
Income Fund $ 279,156
Fund
Post
October
Capital Loss
Deferral
Late Year Loss
Deferral
Balanced Fund $ 100,184 $ –
Nebraska Tax-Free Fund 12,929 –

Notes to Financial Statements
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.

Additional Fund Information
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the
Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the formation of a Liquidity Committee to serve as the administrator of the liquidity risk management program (the “Program
Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period April 1, 2021 through March 31, 2022 in order to prepare a written report to the Board for review at its meeting held on May 19, 2022.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September
30, 2022.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
4/1/22
Ending
Account
Value
9/30/22
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
4/1/22
Ending
Account
Value
9/30/22
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 972.59 $ 3.02 0.61% $ 1,000.00 $ 1,022.01 $ 3.09 0.61%
Institutional Plus Class
1,000.00 973.73 2.42 0.49 1,000.00 1,022.61 2.48 0.49
Income Fund
Institutional Class
$ 1,000.00 $ 909.75 $ 2.63 0.55% $ 1,000.00 $ 1,022.31 $ 2.79 0.55%
Institutional Plus Class
1,000.00 910.44 2.54 0.53 1,000.00 1,022.41 2.69 0.53
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 948.92 $ 2.20 0.45% $ 1,000.00 $ 1,022.81 $ 2.28 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 856.12 $ 4.56 0.98% $ 1,000.00 $ 1,020.16 $ 4.96 0.98%
Institutional Plus Class
1,000.00 857.34 3.68 0.79 1,000.00 1,021.11 4.00 0.79
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 848.89 $ 1.81 0.39% $ 1,000.00 $ 1,023.11 $ 1.98 0.39%
Institutional Plus Class
1,000.00 848.83 4.40 0.95 1,000.00 1,020.31 4.81 0.95
Small Company Fund
Institutional Class
$ 1,000.00 $ 852.58 $ 5.48 1.18% $ 1,000.00 $ 1,019.15 $ 5.97 1.18%
Institutional Plus Class
1,000.00 853.67 4.46 0.96 1,000.00 1,020.26 4.86 0.96
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

Investment Advisory Agreement Approval
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On May 19, 2022, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended (“Investment Sub-Advisory Agreement”), between
Tributary and First National Advisers (“FNA”) with respect to the Tributary Balanced Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund
and the Tributary Nebraska Tax-Free Fund (collectively, the “FNA Funds”).
Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2021, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted
the historic financial stability of FNBO and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices,
Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the
Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund outperformed each of its Lipper peer group average and its Morningstar peer group average for the one-year period ended March 31, 2022, and underperformed each of its Lipper peer group average and its Morningstar peer group average for the three-, five-, and 10-
year periods ended March 31, 2022. The Board also observed that the Small Company Fund outperformed the Russell 2000® Index and Russell 2000® Value
Index over the one-year period ended March 31, 2022, and underperformed each of the Russell 2000® Index and Russell 2000® Value Index over the three-, five-, and 10-year periods ended March 31, 2022. The Board considered Tributary’s explanation regarding the Small Company Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the Small/Mid-Cap Fund commenced operations on August 1, 2019 and, as such, long term performance is unavailable. The Board observed that the Small/Mid-Cap Fund outperformed each of its Morningstar peer group average and Lipper peer group average for the one-year period ended
March 31, 2022. The Board also observed that the Small/Mid-Cap Fund outperformed both the Russell 2500® Index and Russell 2500® Value Index for the
one-year period ended March 31, 2022, and outperformed the Russell 2500® Index for the two-year period ended March 31, 2022. The Board considered
Tributary’s explanation regarding the Small/Mid-Cap Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small/Mid-Cap Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the performance data for the Balanced Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund, which Tributary advises, will be next discussed during the review of FNA, the sub-adviser to those Funds.
After reviewing and further discussing the performance of the Funds, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the Funds could benefit from Tributary’s continued
management of the Funds and that the performance of the Funds was reasonable in light of all the facts and circumstances.

Investment Advisory Agreement Approval
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer groups. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for the Tributary Income Fund, Tributary Small/Mid-Cap Fund, and Tributary Short-Intermediate Bond Fund effective August 1, 2022.
With respect to the Small Company Fund, the Board considered that although the total expense ratio is slightly higher than the median of its Lipper peer group, the advisory fee was lower than its Lipper peer group and noted the Adviser’s representation that the advisory fee and total expense ratio were believed to be within a reasonable range of the Lipper peer group averages. The Board observed that the Small Company Fund’s expense cap was most recently lowered on
August 1, 2020 and considered the Adviser’s representation that overall expenses for the Small Company Fund’s shareholders were believed to be competitive.
The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company
Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain distinguishing factors in the compensation arrangements, including that Tributary subsidizes certain intermediary expenses on behalf of the Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that, although the total expense ratio was higher than the median of its Lipper peer group, the advisory fee is lower than its Lipper peer group average. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper peers due to the relatively small size of the Small/Mid-Cap Fund and differences in the capitalization of the constituents of the Small/Mid-Cap Fund’s portfolio as compared to the peers in the Lipper Mid-Cap Core Funds peer group. The Board also reviewed the
Expense Waiver Agreement currently in place and noted the Adviser’s representation that such Agreement will be continued but that the expense cap was being lowered, effective August 1, 2022, which would bring the Small/Mid-Cap Fund’s expenses in line with the Lipper peer group averages and allow for overall expenses for Small/Mid-Cap Fund shareholders to remain competitive. The Board noted that the Adviser was currently subsidizing the Small/Mid-Cap Fund’s operations in view of the Small/Mid-Cap Fund’s relatively low assets and the Adviser’s obligations under the Expense Waiver Agreement.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, among other relevant considerations, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by
Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board considered whether the Funds could benefit from any economies of scale. In this regard, the Board considered the Funds’ fee structures, asset sizes, net expense ratios, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively stable asset levels in the Funds, the Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any break-points in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Advisers
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNA.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services provided to the FNA Funds under FNA’s Investment
Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager employed by FNA who provided services under the

Investment Advisory Agreement Approval
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the
Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNA’s advisory services, including its services as sub-adviser to
Tributary on behalf of the FNA Funds. The Board also evaluated FNA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNA’s current Form ADV. The Board concluded, based on the materials reviewed, that FNA would be sufficiently capitalized to satisfy its obligations to the FNA Funds. The Board also noted the historical financial stability of FNBO, FNA’s parent company, as it relates to the operations of FNA. After reviewing the foregoing information and further information in FNA’s responses, including descriptions of FNA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNA were satisfactory and adequate for the FNA Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNA Funds are expected to continue unchanged under FNA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNA currently managing the FNA Funds would continue to manage the FNA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNA for the FNA Funds. The Board noted that each of the FNA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund and Income Fund as compared to certain accounts managed by FNA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that the Fund outperformed each of its Lipper peer group average and Morningstar peer group average for the one-, three-, five-, and ten-year periods ended March 31, 2022. The Board also observed that the Balanced Fund’s Institutional Plus Shares outperformed its composite index, 60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/
Credit Index, for the one-and five-year periods ended March 31, 2022, and that the Balanced Fund’s Institutional Plus Shares underperformed for the three-
and ten-year periods ended March 31, 2022.
With respect to the Income Fund, the Board observed that the Fund outperformed its Lipper peer group average for the one-year period ended March 31,
2022 and underperformed its Lipper peer group average during the three-, five-, and ten-year periods ended March 31, 2022. The Board also observed that the Income Fund outperformed its Morningstar peer group average during the one-, five-, and ten-year periods ended March 31, 2022 and narrowly underperformed its Morningstar peer group average during the three-year period ended March 31, 2022. The Board further observed that the Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the one-, five-, and ten-year periods ended March 31, 2022 and underperformed the
Bloomberg Barclays U.S. Aggregate Bond Index during the three-year period ended March 31, 2022.
With respect to the Short-Intermediate Bond Fund, the Board observed that the Fund’s Institutional Plus Shares outperformed its Lipper peer group average during the one-, five-, and ten-year periods ended March 31, 2022 and underperformed its Lipper peer group average for the three -year period ended March 31,
2022. The Board also observed that the Income Fund Institutional Plus Shares outperformed its Morningstar peer group average during the one- and ten-year periods ended March 31, 2022 and underperformed the Morningstar peer group average during the three- and five-year periods ended March 31, 2022. The
Board further observed that the Short-Intermediate Bond Fund outperformed the Barclays U.S. Government/Credit 1-3 Year Index during the one-, three-, five-, and ten-year periods ended March 31, 2022.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Fund outperformed its Lipper peer group average during the one-, three-, five-, and ten-year periods ended March 31, 2022. The Board also observed that the Nebraska Tax-Free Fund underperformed its Morningstar peer group average during the one- and three-year periods ended March 31, 2022 and outperformed the Morningstar peer group averages during the five- and ten-year periods ended
March 31, 2022. The Board also observed that the Nebraska Tax-Free Fund outperformed the Bloomberg Barclays 1-15 Year Municipal Index for the one-year period ended March 31, 2022 and underperformed the Bloomberg Barclays 1-15 Year Municipal Index during the three-, five-, and ten-year periods ended
March 31, 2022.
After reviewing and further discussing the performance of the FNA Funds, FNA’s portfolio managers’ experience managing the FNA Funds, FNA’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the FNA Funds could benefit from FNA’s continued
management of the FNA Funds and that the performance of the FNA Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNA. The Board noted the
FNA Fund’s advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNA would remain the same and that Tributary – not the FNA Funds – would pay the sub-advisory fees to FNA.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted that the contractual expense cap was most recently lowered in August 2021.
With respect to the Income Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.

Investment Advisory Agreement Approval
September 30, 2022
(Unaudited)
Semi-Annual Report 2022

With respect to the Short-Intermediate Bond Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was lower than its
Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was higher than its Lipper peer group average. The
Board noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. The Board considered also the Adviser’s representation that the expense caps for the Income Fund and Short-Intermediate Bond Fund were being lowered, effective August 1, 2022, which would bring each Fund’s expenses in line with its respective Lipper peer group averages and allow for overall expenses for the Income Fund and Short-
Intermediate Bond Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNA and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that the sub-advisory fees were paid directly by Tributary and not the FNA Funds such that any breakpoints in the sub-advisory fee would inure to the benefit of Tributary. The Board further noted that currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNA because of its relationship with the FNA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNA’s fees under the Investment Sub-Advisory
Agreement are reasonable in light of the services that FNA provided to the FNA Funds.

TF-SAR-0922
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	November 28, 2022

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 28, 2022